Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 324,329	$ 143,131
Capitalized interest and finance costs	8,053	2,773
Other capitalized costs	7,170	2,469
Total	$ 339,552	$ 148,373